Property, plant and equipment, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Property Plant And Equipment Net Details Narrative
Depreciation expenses	$ 1,099	$ 1,046	$ 1,047
Depreciated property, plant and equipment	$ 9,853	$ 8,761